Deposits (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Scheduled maturities of time certificates
2016	$ 149,656
2017	101,195
2018	51,976
2019	28,249
2020	14,306
Thereafter	333
Total	$ 345,715	$ 341,948